Summary of related party transactions and balances (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Director - Admin, Office, and Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Remuneration, fees or interest expense		$ 262
Loans or Advances
Remuneration, fees, or interest payments
Loan payments		6,636
Included in Accounts Payable
Included in Loan Payable and Long-term debt (note 17)
Director - Admin, Office, and Interest Expenses One [Member]
IfrsStatementLineItems [Line Items]
Remuneration, fees or interest expense	762	703	346
Loans or Advances		6,053	7,908
Remuneration, fees, or interest payments	23	212	33
Loan payments
Included in Accounts Payable	166	126
Included in Loan Payable and Long-term debt (note 17)	15,507	14,808
Directors - Salaries and Wages [Member]
IfrsStatementLineItems [Line Items]
Remuneration, fees or interest expense	447	446	337
Loans or Advances
Remuneration, fees, or interest payments	423	544	317
Loan payments
Included in Accounts Payable	42	18
Included in Loan Payable and Long-term debt (note 17)
Director - Loans [Member]
IfrsStatementLineItems [Line Items]
Remuneration, fees or interest expense
Loans or Advances		532	347
Remuneration, fees, or interest payments		962
Loan payments		3,270
Included in Accounts Payable
Included in Loan Payable and Long-term debt (note 17)